Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 12. Earnings Per Share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the three and six months ending June 30, 2017 (in thousands, except per share amounts). In the calculation of basic net income (loss) per share attributable to common stockholders, participating securities are allocated earnings based on actual dividend distributions received plus a proportionate share of undistributed net income attributable to common stockholders, if any, after recognizing distributed earnings. The Company’s participating securities do not participate in undistributed net losses because they are not contractually obligated to do so.

	For the Three Months Ended June 30, 2017	For the Six Months Ended June 30, 2017
Numerator:
Net income (loss) available to WildHorse Development	$26,366	$46,618
Less: Preferred stock dividends	73	73
Less: Undistributed earnings allocated to participating securities	387	434

Net income (loss) available to common stockholders	$25,906	$46,111
Denominator:
Weighted-average common shares outstanding (in thousands)(1)	93,685	93,452

Basic EPS	$0.28	$0.49

Diluted EPS(1)	$0.28	$0.49

(1)	The Company used the two-class method for both basic and diluted EPS. For the three and six months ended June 30, 2017, 455 incremental restricted shares and 308 incremental restricted shares, respectively, were excluded in the calculation of diluted EPS due to their antidilutive effect under the treasury stock method. For both the three and six months ended June 30, 2017, 344 shares and 173 shares were excluded in the calculation of diluted EPS due to their antidilutive effect under the if-converted method.

Note 11. Earnings per share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the year ending December 31, 2016 (in thousands, except per share amounts):

Numerator:
Net income (loss) available to WildHorse Resources	$(10,397)
Denominator:
Weighted-average common shares outstanding (in thousands)(1)	91,327
Basic EPS	$(0.11)

Diluted EPS(1)	$(0.11)

(1)	The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for the year ended December 31, 2016. For the year ended December 31, 2016, 363 restricted shares were excluded from the calculation of diluted earnings per share due to their antidilutive effect as we were in a loss position.